As filed with the Securities and Exchange Commission on August 19, 2004

Securities Act File No. 333-117339

Investment Company Act File No. 811-06570

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 3	☒
Post-Effective Amendment No.	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 10	☒
(Check appropriate box or boxes)

MUNIYIELD NEW JERSEY FUND, INC.

(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536

(Address of Principal Executive Offices)

(Registrant’s Telephone Number, Including Area Code) (609) 282-2800

Terry K. Glenn

MuniYield New Jersey Fund, Inc.

800 Scudders Mill Road, Plainsboro, New Jersey 08536

Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011

(Name and Address of Agent for Service)

Copies to:

Andrew J. Donohue, Esq.	Frank P. Bruno, Esq.
FUND ASSET MANAGEMENT, L.P.	SIDLEY AUSTIN BROWN & WOOD LLP
P.O. Box 9011	787 Seventh Avenue
Princeton, New Jersey 08543-9011	New York, New York 10019-6018

Approximate date of proposed public offering:

As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are to be offered on a delayed or continuous basis pursuant to Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), other than securities offered only in connection with dividend or interest reinvestment plans, check the following box.  ☐

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount being Registered(1)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Auction Market Preferred Stock	860 shares	$25,000	$21,500,000	$2,725

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may become necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-2 (File No. 333-117339) (the “N-2 Registration Statement”) consists of the following:

(1)     Facing Sheet of this Registration Statement.

(2)     Part C of this Registration Statement (including signature page).

Parts A and B to the N-2 Registration Statement are unchanged from the Registration Statement filed on August 18, 2004 and are incorporated by reference herein.

This Pre-Effective Amendment No. 3 to the N-2 Registration Statement is being filed solely to file a consent of Deloitte & Touche LLP, auditors for the Registrant as Exhibit (n) to the N-2 Registration Statement.

PART C. OTHER INFORMATION

Item 24. Financial Statements And Exhibits.

(1)	Financial Statements

Part A:

Financial Highlights for the six months ended May 31, 2004 and each of the fiscal years in the ten-year period ended November 30, 2003.

Part B:

Schedule of Investments of the Fund as of November 30, 2003.*

Statement of Net Assets of the Fund as of November 30, 2003.*

Statement of Operations of the Fund for the fiscal year ended November 30, 2003.*

Statements of Changes in Net Assets of the Fund for the fiscal years ended November 30, 2002 and 2003.*

Financial Highlights of the Fund for each of the fiscal years in the five-year period ended November 30, 2003.*

Report of Independent Registered Public Accounting Firm.*

Schedule of Investments of the Fund as of May 31, 2004.**

Statement of Net Assets of the Fund as of May 31, 2004.**

Statement of Operations of the Fund for the six months ended May 31, 2004.**

Statements of Changes in Net Assets of the Fund for the six months ended May 31, 2004.**

Financial Highlights of the Fund for the six months ended May 31, 2004 and each of the fiscal years in the five-year period ended November 30, 2003.**

*	Incorporated by reference to the Registrant’s Annual Report to Shareholders for the fiscal year ended November 30, 2003 filed with the Securities and Exchange Commission (“Commission”) on January 26, 2004 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended (“1940 Act”).
**	Incorporated by reference to the Registrant’s Semi-Annual Report to Shareholders for the six month period ended May 31, 2004 filed with the Commission on August 3, 2004 pursuant to Rule 30b2-1 under the 1940 Act.

Exhibits	Description

(a)(1)	Articles of Incorporation of the Registrant.(a)

(a)(2)	Articles of Transfer.(b)

(a)(3)	Articles Supplementary creating the Series A of Auction Market Preferred Stock (“AMPS”) of the Registrant.(a)

(a)(4)	Articles of Amendment to the Articles Supplementary of the Series A AMPS, dated November 30, 1994.(a)

(a)(5)	Articles of Amendment to the Articles Supplementary of the Series A AMPS, dated November 30, 1994.(a)

(a)(6)	Form of Articles Supplementary creating the Series B AMPS of the Registrant.(c)

(a)(7)	Articles of Amendment to Articles Supplementary of the Series A and Series B AMPS, dated June 23, 1999.(b)

(a)(8)	Articles of Amendment to the Articles Supplementary, dated July 9, 2004.(d)

Exhibits	Description

(a)(9)	Form of Articles Supplementary creating Series C AMPS.(l)

(b)	By-laws of the Registrant.(a)

(c)	Not applicable.

(d)(1)	Portions of the Articles of Incorporation, By-laws and Articles Supplementary of the Registrant defining the rights of holders of shares of the Registrant.(e)

(d)(2)	Form of specimen certificate for the Series C AMPS of the Registrant.(d)

(e)	Form of Automatic Dividend Reinvestment Plan.(b)

(f)	Not applicable.

(g)	Form of Investment Advisory Agreement between the Registrant and Fund Asset Management, L.P. (“FAM” or the “Investment Adviser”).(a)

(h)(1)	Form of Purchase Agreement between the Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) relating to the AMPS.(d)

(h)(2)	Form of Merrill Lynch Standard Dealer Agreement.(f)

(i)	Not applicable.

(j)	Form of Custodian Agreement between the Registrant and The Bank of New York (“BONY”).(g)

(k)(l)	Form of Registrar, Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and BONY.(a)

(k)(2)	Form of Agreement of Resignation, Appointment and Acceptance among the Registrant, IBJ Whitehall Bank & Trust Company and BONY.(h)

(k)(3)	Form of Administrative Services Agreement between the Registrant and State Street Bank & Trust Company (“State Street”).(i)

(k)(4)	Form of Auction Agent Agreement between the Registrant and BONY.(d)

(k)(5)	Form of Broker-Dealer Agreement.(j)

(k)(6)	Form of Letter of Representations.(d)

(l)	Opinion and Consent of Sidley Austin Brown & Wood LLP.(l)

(m)	Not applicable.

(n)	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the Registrant.

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)	Code of Ethics.(k)

(a)	Filed with the Securities and Exchange Commission (the “Commission”) on November 8, 1999 as an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-88483).
(b)	Refiled on July 13, 2004 as an exhibit to the Registrant’s Registration Statement on Form N-2 (File No. 333-117339) (the “Registration Statement”) pursuant to Electronic Data Gathering, Analysis and Retrieval (EDGAR) requirements.
(c)	Filed with the Commission on October 5, 1999 as an exhibit to the Registrant’s initial Registration Statement on Form N-14.
(d)	Filed on July 13, 2004 as an exhibit to the Registration Statement.
(e)

Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and 6), Article VII, Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant’s Articles of Incorporation, filed as Exhibit 1(a)

hereto; to Article II, Article III (sections 1, 2, 3, 5 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant’s By-Laws filed as Exhibit (b) hereto; and to the Articles Supplementary and Articles of Amendment filed as Exhibit (a)(4), (a)(5), (a)(6), (a)(7), (a)(8) and (a)(9).

(f)	Incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 of Preferred Income Strategies, Inc. (File No. 333-102712), filed on March 25, 2003.
(g)	Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of The Asset Program, Inc. (File No. 333-53887), filed on March 21, 2002.
(h)	Incorporated by reference to an exhibit to the Registration Statement on Form N-14 of MuniYield Fund, Inc. (File No. 333-65242), filed on September 14, 2001.
(i)	Incorporated by reference to exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
(j)	Incorporated by reference to Exhibit (k)(5) to the Registration Statement on Form N-2 of MuniYield Insured Fund, Inc. (File No. 333-116604) filed on June 8, 2004.
(k)	Incorporated by reference to Exhibit 15 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Inflation Protected Fund (File No. 333-110936), filed on January 22, 2004.
(l)	Filed on August 18, 2004 as an exhibit to Pre-Effective Amendment No.1 to the Registration Statement.

Item 25. Marketing Arrangements.

See Exhibits (h)(1) and (2).

Item 26. Other Expenses of Issuance and Distribution.

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees	$2,725
Printing (other than stock certificates)	$21,250
Legal fees and expenses	$45,000
Accounting fees and expenses	$6,000
Rating Agency Fees	$55,000
Miscellaneous	$5,025

Total	$135,000

Item 27. Persons Controlled by or Under Common Control with Registrant.

The Registrant does not control nor is it under common control with, any person.

Item 28. Number of Holders of Securities.

Title of Class	Number of Record Holders At August 12, 2004
Common Stock, $.10 par value	296
Preferred Stock	1

Item 29. Indemnification.

Reference is made to Section 2-418 of the General Corporation Law of the State of Maryland, Article V of the Registrant’s Articles of Incorporation, Article VI of the Registrant’s By-laws and Section 6 of the Purchase Agreement, which provide for indemnification.

Article VI of the By-laws provides that each officer and director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent legal counsel or the vote of a majority of a quorum of non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him or her in connection with proceedings to which he or she is a party in the manner and to the full extent permitted under the Maryland General Corporation Law; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it ultimately should be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (i) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his or her undertaking; (ii) the Registrant is insured against losses arising by reason of the advance; or (iii) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the Maryland General Corporation Law from liability arising from his or her activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

In Section 7 of the Purchase Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify Merrill Lynch and each person, if any, who controls Merrill Lynch within the meaning of the Securities Act of 1933 (the “1933 Act”) against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the 1933 Act may be provided to directors, officers and controlling persons of the Registrant and Merrill Lynch, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of the Investment Adviser.

FAM, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

Merrill Lynch Investment Managers, L.P. (“MLIM”), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as sub-adviser to certain other portfolios.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

The address of the Investment Adviser, MLIM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, The Bank of New York (the “Transfer Agent”), is 101 Barclay Street, New York, New York 10286.

Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged for the past two years for his, her or its own account or in the capacity of director, officer, employee, partner or Director. Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by FAM or its affiliates, and Mr. Doll is an officer of one or more of such companies.

Name	Position(s) with Investment Adviser	Other Substantial Business, Profession, Vocation Or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of MLIM

Princeton Services	General Partner	General Partner of MLIM

Robert C. Doll, Jr.	President	President of MLIM; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Donald C. Burke	First Vice President and Treasurer	First Vice President, Treasurer and Director of Taxation of MLIM; Senior Vice President, Treasurer and Director of Princeton Services; Vice President of FAMD

Andrew J. Donohue	General Counsel	First Vice President and General Counsel of MLIM; Senior Vice President, Director and General Counsel of Princeton Services; President and Director of FAMD

Alice A. Pellegrino	Secretary	Secretary of MLIM, Princeton Services and FAMD

Item 31. Location of Account and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the Rules promulgated thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), its Investment Adviser (800 Scudders Mill Road, Plainsboro, New Jersey 08536), its custodian and its Transfer Agent, The Bank of New York (101 Barclay Street, New York, New York 10286), and its accounting services provider, State Street (500 College Road East, Princeton, New Jersey 08540).

Item 32. Management Services.

Not applicable.

Item 33. Undertakings.

(1) The Registrant undertakes to suspend the offering of the shares of preferred stock covered hereby until it amends its prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share of preferred stock declines more than 10% from its net asset value per share of preferred stock as of the effective date of this Registration Statement, or (2) its net asset value per share of preferred stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) The Registrant undertakes that:

(a) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(c) The Registrant undertakes to send by first-class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any statement of additional information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 19th day of August, 2004.

MUNIYIELD NEW JERSEY FUND, INC. (Registrant)

By:	/s/ DONALD C. BURKE
(Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated.

	Signature	Title	Date

	TERRY K. GLENN* (Terry K. Glenn)	President (Principal Executive Officer) and Director

	DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

	JAMES H. BODURTHA* (James H. Bodurtha)	Director

	JOE GRILLS* (Joe Grills)	Director

	HERBERT I. LONDON* (Herbert I. London)	Director

	ANDRÉ F. PEROLD* (André F. Perold)	Director

	ROBERTA C. RAMO* (Roberta C. Ramo)	Director

	ROBERT S. SALOMON, JR.* (Robert S. Salomon, Jr.)	Director

	STEPHEN B. SWENSRUD* (Stephen B. Swensrud)	Director

*By:	/s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		August 19, 2004

EXHIBIT INDEX

(n)	Consent of Deloitte & Touche LLP.